Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Insurance revenue	S/ 284,075	S/ 256,336	S/ 552,202	S/ 508,532
Healthcare services revenue	724,583	784,082	1,419,059	1,535,260
Sales of medicines	85,280	80,066	164,546	152,721
Total revenue from contracts with customers	1,093,938	1,120,484	2,135,807	2,196,513
Cost of sales and services	(659,540)	(693,124)	(1,319,788)	(1,354,758)
Gross profit	434,398	427,360	816,019	841,755
Selling expense	(54,221)	(47,652)	(107,827)	(100,903)
Administrative expenses	(208,180)	(201,559)	(390,632)	(392,486)
(Loss) reversal for impairment of trade receivables	(7,693)	(3,031)	(23,344)	(2,835)
Other income	12,056	7,600	21,318	19,064
Operating profit	176,360	182,718	315,534	364,595
Finance income	5,374	6,580	11,087	12,404
Finance income from exchange difference	68,419	0	105,516	2,915
Finance costs	(120,273)	(139,205)	(243,502)	(315,880)
Finance costs from exchange difference	0	(49,495)	0	(49,495)
Net finance cost	(46,480)	(182,120)	(126,899)	(350,056)
Share of profit of equity-accounted investees	2,402	2,277	5,174	4,516
Profit before tax	132,282	2,875	193,809	19,055
Income tax (expense) benefit	(48,260)	5,049	(71,824)	(19,467)
Profit (loss) for the period	84,022	7,924	121,985	(412)
Other comprehensive income (loss)
Cash flow hedges	(14,115)	(6,543)	(31,494)	(15,921)
Foreign operations – Foreign currency translation differences	48,714	(164,986)	67,243	(116,174)
Other investments at FVOCI – net change in fair value	(158)	559	626	559
Income tax	3,775	1,321	9,262	3,308
Other comprehensive income (loss) for the period, net of tax	38,216	(169,649)	45,637	(128,228)
Total comprehensive income (loss) for the period	122,238	(161,725)	167,622	(128,640)
Owner of the Company	81,981	3,753	117,407	(9,582)
Non-controlling interest	2,041	4,171	4,578	9,170
Profit (loss) for the period	84,022	7,924	121,985	(412)
Owner of the Company	121,697	(157,610)	160,524	(131,881)
Non-controlling interest	S/ 541	S/ (4,115)	S/ 7,098	S/ 3,241
Earnings per share
Basic earnings per share	S/ 1.11	S/ 0.05	S/ 1.59	S/ (0.16)
Diluted earnings per share	S/ 1.1	S/ 0.05	S/ 1.58	S/ (0.16)